Other assets-Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Other assets-Other / Other liabilities
2018	¥ 5,123
2019	3,518
2020	2,402
2021	2,402
2022	¥ 2,002